PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF Annual Fund Operating Expenses - PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF - PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Expenses (as a percentage of Assets)	0.49%